UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                                              811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	11/30/08

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

18	Statement of Assets and Liabilities

19	Statement of Operations

20	Statement of Changes in Net Assets

21	Financial Highlights

22	Notes to Financial Statements

29	Report of Independent Registered Public Accounting Firm

30	Important Tax Information

31	Information About the Review and Approval of the Fund’s Management Agreement

35	Board Members Information

38	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Pennsylvania
Municipal Money Market Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this annual report for Dreyfus Pennsylvania Municipal Money Market Fund, covering the 12-month period from December 1, 2007, through November 30, 2008.

The U.S. and global economies suffered during the reporting period amid a financial crisis that sparked declines in virtually all areas of the financial markets. According to our Chief Economist, four key elements fueled the crisis: a sharp decline in home prices; high leverage and an ambiguous private/public status at mortgage agencies Fannie Mae and Freddie Mac; high leverage among financial institutions, especially investment banks; and regulatory policies and behaviors that exacerbated financial stresses.

The federal government subsequently stepped in with a number of measures, including aTemporary Guarantee Program for Money Market Funds and a $700 billion rescue package intended to promote greater liquidity in the financial markets. However, the U.S. and global financial systems remain fragile, and economic weakness is likely to persist.

In our view, today’s investment environment is rife with near-term challenges and long-term opportunities. Now more than ever, it is important to ensure that your investments are aligned with your current needs, future goals and attitudes toward risk.We urge you to speak regularly with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation

December 15, 2008 2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2007, through November 30, 2008, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2008, Dreyfus Pennsylvania Municipal Money Market Fund produced a yield of 2.04% .Taking into account the effects of compounding, the fund produced an effective yield of 2.06% .1

Yields of tax-exempt money market instruments declined over the reporting period as the U.S. economy slowed and a financial crisis intensified.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing the fund’s investment approach, we normally employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, municipal money market instruments that provide income exempt from federal and Pennsylvania state personal income taxes. Second, we actively manage the fund’s weighted average maturity based on our anticipation of interest-rate trends and supply-and-demand changes in Pennsylvania’s short-term municipal marketplace while anticipating the liquidity needs of the fund.

For example, if we expect an increase in short-term supply, we may reduce the fund’s weighted average maturity, which should better position the fund to purchase new securities with higher yields, if higher

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s weighted average maturity to maintain prevailing yields for as long as we deem appro-priate.At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends, liquidity needs and future supply-and-demand projections.

Economic Slump and Financial Crisis Roiled Credit Markets

Economic conditions had already begun to deteriorate by the start of the reporting period when housing prices and consumer confidence declined.The Federal Reserve Board (the “Fed”) responded with several reductions of the overnight federal funds rate, driving it from 4.25% at the start of the reporting period to just 1.00% at the end. Yields of tax-exempt money market instruments generally declined along with short-term interest rates.

As the economy slowed, a credit crisis that began in 2007 in the sub-prime mortgage sector intensified. Faced with massive losses from mortgage- and asset-backed securities, institutional investors were compelled to sell their more liquid and creditworthy holdings to meet margin calls.Although the Fed worked to restore stability to the credit markets, the credit crunch developed into a global financial crisis over the summer of 2008, leading to the failures and government bailouts of several major financial institutions.

The short-term credit markets also were affected by the crisis, as liquidity concerns caused dislocations among short-term money market instruments, including tax-exempt variable rate demand notes (“VRDNs”). In an effort to shore up investor confidence and help restore stability to the financial system, the U.S. Department of the Treasury supported banks and short-term lending with several unprecedented measures.These interventions appeared to mitigate stresses in the banking system, and liquidity and yields in theVRDN market returned to normalized levels by the end of the reporting period.

The financial crisis and economic downturn put fiscal pressure on the state of Pennsylvania, which, like many other states, was undermined by lower-than-projected tax revenues. As of the reporting period’s end, Pennsylvania was searching for ways to bridge expected budget deficits.

Independent Research Helped Avoid Credit Problems

We adopted rigorous credit and liquidity standards in this challenging environment, investing exclusively in direct municipal obligations that have been independently approved by our credit analysts. As part of our conservative investment posture, we worked closely with our research staff to increase credit surveillance of the fund’s holdings.

Over much of the reporting period, we set the fund’s weighted average maturity in a range that was longer than industry averages to maintain higher yields while interest rates fell. However, we recently shortened the fund’s weighted average maturity to weather the dislocations caused by the financial crisis.This enabled us to take greater advantage of the temporarily high yields offered byVRDNs at the time.

Maintaining a Conservative Investment Posture

As the financial crisis persisted, the Fed reduced the federal funds rate further in December to a range of 0% – 0.25% in its latest effort to support the credit markets and economic activity.We intend to maintain a conservative credit selection strategy, and we may further reduce the fund’s weighted average maturity until we are confident that the crisis and volatility that typically affects the tax-exempt money markets at year-end have passed.

December 16, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Pennsylvania Municipal Money Market Fund from June 1, 2008 to November 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended November 30, 2008

Expenses paid per $1,000†	$ 2.91
Ending value (after expenses)	$1,009.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2008

Expenses paid per $1,000†	$ 2.93
Ending value (after expenses)	$1,022.10

† Expenses are equal to the fund’s annualized expense ratio of .58%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2008

Short-Term	Coupon	Maturity	Principal
Investments—100.2%	Rate (%)	Date	Amount ($)		Value ($)

Allegheny County Hospital
Development Authority, Health
Care Revenue (Dialysis Clinic,
Inc. Project) (LOC; SunTrust Bank)	1.00	12/7/08	2,000,000	[a]	2,000,000
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/09	500,000		507,515
Allegheny County Hospital
Development Authority, Revenue
(UPMC Senior Communities, Inc.)
(Liquidity Facility;
FNMA and LOC; FNMA)	1.05	12/7/08	1,100,000	[a]	1,100,000
Allegheny County Industrial
Development Authority,
Residential Rental Development
Revenue (Karrington of South
Hills Assisted Living Facility
Project) (LOC; Wachovia Bank)	1.05	12/7/08	935,000	[a]	935,000
Berks County Industrial
Development Authority,
Revenue (Kutztown Resource
Management, Inc. Project)
(LOC; Wachovia Bank)	1.25	12/7/08	3,850,000	[a]	3,850,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wachovia Bank)	1.25	12/7/08	7,200,000	[a]	7,200,000
Blair County Industrial
Development Authority, Revenue
(Hollidaysburg Area YMCA
Project) (LOC; Citizens Bank
of Pennsylvania)	1.02	12/7/08	5,000,000	[a]	5,000,000
Blair County Industrial
Development Authority,
Revenue (NPC, Inc. Project)
(LOC; PNC Bank NA)	1.03	12/7/08	4,175,000	[a]	4,175,000
Bradford County Industrial
Development Authority, EDR
(Towanda Printing Company
Project) (LOC; PNC Bank NA)	1.03	12/7/08	2,235,000	[a]	2,235,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Bradford County Industrial
Development Authority, Revenue
(State Aggregates Inc.
Project) (LOC; M&T Bank)	1.23	12/7/08	2,455,000	[a]	2,455,000
Bucks County Industrial
Development Authority, Revenue
(L&L Properties, L.P. Project)
(LOC; Wilmington Trust Company)	1.20	12/7/08	2,555,000	[a]	2,555,000
Bucks County Industrial
Development Authority, Revenue
(LTL Color Compounders, Inc.
Project) (LOC; Wilmington
Trust Company)	1.20	12/7/08	950,000	[a]	950,000
Butler County Industrial
Development Authority, EDR
(Armco Inc. Project) (LOC;
Fifth Third Bank)	2.65	12/7/08	4,090,000	[a]	4,090,000
Butler County Industrial
Development Authority,
Revenue, Refunding (Concordia
Lutheran Health and Human Care)
(LOC; Bank of America)	0.90	12/7/08	7,500,000	[a]	7,500,000
Canon-McMillan School District,
GO Notes, Refunding (Insured; FSA)	2.00	12/1/08	760,000		760,000
Central Bucks School District,
GO Notes, Refunding	3.50	5/15/09	2,895,000		2,918,643
Chester County,
Revenue (LOC; PNC Bank NA)	1.03	12/7/08	1,900,000	[a]	1,900,000
Chester County Industrial
Development Authority, Revenue
(Malvern Preparatory School
Project) (LOC; Citizens Bank
of Pennsylvania)	1.45	12/7/08	6,455,000	[a]	6,455,000
Chester County Industrial
Development Authority, Revenue
(YMCA of the Brandywine Valley
Project) (LOC; Fulton Bank)	0.98	12/7/08	2,700,000	[a]	2,700,000
College Township Industrial
Development Authority, IDR,
Refunding (Ball Corporation Project)
(LOC; JPMorgan Chase Bank)	1.30	12/7/08	2,000,000	[a]	2,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Cumberland County,
GO Notes	2.00	5/1/09	330,000		330,132
Cumberland County Municipal
Authority, Revenue (Messiah
Village Project) (LOC;
Citizens Bank of Pennsylvania)	1.43	12/7/08	3,940,000	[a]	3,940,000
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes, Inc.
Project) (LOC; KBC Bank)	0.95	12/7/08	4,365,000	[a]	4,365,000
Cumberland County Municipal
Authority, Revenue, Refunding
(Asbury Pennsylvania Obligated
Group) (LOC; KBC Bank)	0.90	12/7/08	7,500,000	[a]	7,500,000
Delaware County Industrial
Development Authority, Revenue
(Academy of Notre Dame de
Namur) (LOC; Citizens Bank of
Pennsylvania)	1.43	12/7/08	2,410,000	[a]	2,410,000
Delaware County Industrial
Development Authority, Revenue
(Melmark, Inc. Project) (LOC;
Commerce Bank)	1.13	12/7/08	2,900,000	[a]	2,900,000
East Hempfield Township Industrial
Development Authority, IDR
(The Mennonite Home Project)
(LOC; M&T Bank)	1.08	12/7/08	2,095,000	[a]	2,095,000
East Hempfield Township Industrial
Development Authority, Revenue
(BGT Realty Project) (LOC;
Fulton Bank)	1.15	12/7/08	5,240,000	[a]	5,240,000
East Hempfield Township Industrial
Development Authority, Revenue
(Student Lodging, Inc.
Project) (LOC; Fulton Bank)	1.10	12/7/08	4,000,000	[a]	4,000,000
Erie County,
GO Notes	4.00	9/1/09	1,780,000		1,810,048
Erie County Hospital Authority,
Revenue (Union City Memorial
Hospital Project) (LOC; M&T Bank)	1.10	12/7/08	1,600,000	[a]	1,600,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Franklin County Industrial
Development Authority, Revenue
(Loudon Industries, Inc.
Project) (LOC; M&T Bank)	1.23	12/7/08	1,300,000	[a]	1,300,000
Harrisburg Authority,
GO Notes (Cumberland Valley
School District Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	5.53	12/7/08	9,005,000	[a]	9,005,000
Harrisburg Authority,
Revenue (Haverford Township
School District Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	5.53	12/7/08	1,000,000	[a]	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	1.08	12/7/08	2,000,000	[a]	2,000,000
Jackson Township Industrial
Development Authority, IDR
(Everlast Roofing Inc.
Project) (LOC; M&T Bank)	1.13	12/7/08	3,280,000	[a]	3,280,000
Jackson Township Industrial
Development Authority, Revenue
(Regupol America LLC Project)
(LOC; PNC Bank NA)	1.15	12/7/08	5,000,000	[a]	5,000,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Bank)	1.03	12/7/08	565,000	[a]	565,000
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/08	1,000,000		1,000,660
Lancaster Industrial Development
Authority, Revenue (Boose
Aluminum Foundry Project)
(LOC; Fulton Bank)	1.15	12/7/08	2,770,000	[a]	2,770,000
Lancaster Industrial Development
Authority, Revenue (Boose
Properties, LP Project) (LOC;
Fulton Bank)	1.15	12/7/08	2,055,000	[a]	2,055,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Lancaster Industrial Development
Authority, Revenue (Ensco
Limited Project) (LOC; M&T Bank)	1.10	12/7/08	280,000	[a]	280,000
Lancaster Industrial Development
Authority, Revenue (Farm and
Home Foundation of Lancaster
County Project) (LOC; Fulton Bank)	1.10	12/7/08	2,365,000	[a]	2,365,000
Lancaster Industrial Development
Authority, Revenue (Lancaster
Family YMCA Project) (LOC;
Fulton Bank)	1.18	12/7/08	5,000,000	[a]	5,000,000
Lancaster Industrial Development
Authority, Revenue
(Snavely’s Mill, Inc. Project)
(LOC; Fulton Bank)	1.20	12/7/08	1,935,000	[a]	1,935,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton Bank)	1.10	12/7/08	2,500,000	[a]	2,500,000
Lawrence County Industrial
Development Authority, Revenue
(Villa Maria Project) (LOC;
Allied Irish Banks)	1.10	12/7/08	1,960,000	[a]	1,960,000
Lebanon County Health Facilities
Authority, Revenue (E.C.C.
Retirement Village Project)
(LOC; PNC Bank NA)	1.03	12/7/08	5,000,000	[a]	5,000,000
Mercersburg Borough General
Purpose Authority, Educational
Facility Revenue (The Regents
of the Mercersburg College
Project) (LOC; SunTrust Bank)	1.00	12/7/08	10,000,000	[a]	10,000,000
Mercersburg Borough General
Purpose Authority, Educational
Facilities Revenue, Refunding
(The Regents of the
Mercersburg College Project)
(LOC; SunTrust Bank)	1.00	12/7/08	18,715,000	[a]	18,715,000
Montgomery County Industrial
Development Authority, Revenue
(Fountain of Life Christian
Academy Project) (LOC; JP
Morgan Chase Bank)	1.09	12/7/08	3,225,000	[a]	3,225,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Montgomery County Industrial
Development Authority, Revenue
(Northwestern Human Services, Inc.
Project) (LOC; Commerce Bank)	1.05	12/7/08	12,435,000	[a]	12,435,000
Moon Industrial Development
Authority Community Facilities
Revenue (YMCA Greater Pittsburgh
Project) (LOC; PNC Bank NA)	0.78	12/7/08	3,670,000	[a]	3,670,000
Northampton County Industrial
Development Authority, IDR
(S&L Plastics, Inc. Project)
(LOC; Bank of America)	1.55	12/7/08	2,450,000	[a]	2,450,000
Northampton County Industrial
Development Authority, Revenue
(Moravian College Housing
Project) (LOC; Fulton Bank)	1.10	12/7/08	5,000,000	[a]	5,000,000
Pennsylvania,
GO Notes	5.75	1/15/09	300,000		301,346
Pennsylvania,
GO Notes	5.00	2/1/09	350,000		351,807
Pennsylvania,
GO Notes	5.50	6/1/09	500,000		508,845
Pennsylvania,
GO Notes	5.00	7/1/09	1,000,000		1,017,923
Pennsylvania,
GO Notes, Refunding	5.25	2/1/09	580,000		583,145
Pennsylvania,
GO Notes, Refunding	5.00	8/1/09	4,475,000		4,570,315
Pennsylvania Economic Development
Financing Authority, EDR
(Plastikos Realty Project)
(LOC; PNC Bank NA)	1.03	12/7/08	600,000	[a]	600,000
Pennsylvania Energy Development
Authority, Energy Development
Revenue (B&W Ebensburg
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	1.20	12/7/08	10,585,000	[a]	10,585,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania Higher Educational
Facilities Authority, Revenue
(Foundation for Indiana
University of Pennsylvania
Student Housing Project at
Indiana University of
Pennsylvania) (LOC; Citizens
Bank of Pennsylvania)	0.90	12/7/08	9,000,000	[a]	9,000,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Holy Family University
Project) (LOC; TD Banknorth NA)	1.02	12/7/08	2,000,000	[a]	2,000,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher Education)	5.00	6/15/09	2,880,000		2,930,329
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	1.70	3/17/09	6,030,000		6,030,000
Pennsylvania Higher Educational
Facilities Authority, Revenue,
Refunding (State System of
Higher Education)	3.25	6/15/09	1,595,000		1,603,386
Pennsylvania Housing Finance
Agency, SFMR	2.15	3/27/09	3,260,000		3,260,000
Pennsylvania Housing Finance
Agency, SFMR	2.35	3/27/09	2,700,000		2,700,000
Pennsylvania State University,
Revenue, Refunding	4.00	3/1/09	250,000		251,093
Philadelphia Authority for
Industrial Development,
Revenue (Friends Select School
Project) (LOC; PNC Bank NA)	0.83	12/7/08	900,000	[a]	900,000
Philadelphia Authority for
Industrial Development, Revenue
(Gift of Life Donor Program Project)
(LOC; Commerce Bank NA)	1.06	12/7/08	10,700,000	[a]	10,700,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Philadelphia Authority for
Industrial Development,
Revenue (Philadelphia Museum
of Art Project) (LOC; Citizens
Bank of Pennsylvania)	0.90	12/7/08	5,840,000	[a]	5,840,000
Philadelphia Redevelopment
Authority, Revenue (The
Presbyterian Home at 58th Street
Project) (LOC; Wachovia Bank)	1.20	12/7/08	4,495,000	[a]	4,495,000
Pittsburgh School District,
GO Notes, Refunding (Insured; FSA)	5.00	3/1/09	1,400,000		1,410,238
Pottstown Borough Authority,
Educational Facilities Revenue
(The Hill School Project)
(LOC; Allied Irish Banks)	1.03	12/7/08	7,000,000	[a]	7,000,000
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies, Inc.
Project) (LOC; Wachovia Bank)	1.23	12/7/08	5,670,000	[a]	5,670,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	1.55	12/7/08	4,880,000	[a]	4,880,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, Revenue, Refunding
(University Capital Project)
(Liquidity Facility; Dexia
Credit Locale)	6.35	12/7/08	4,125,000	[a]	4,125,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

University of Pittsburgh of the
Commonwealth System of Higher
Education, Revenue, Refunding
(University Capital Project)
(Liquidity Facility; Dexia
Credit Locale)	6.35	12/7/08	4,050,000	[a]	4,050,000
Warren County School District,
GO Notes (Insured; FSA)	3.00	9/1/09	350,000		352,582
York Redevelopment Authority,
Revenue (LOC; M&T Bank)	1.13	12/7/08	3,260,000	[a]	3,260,000

Total Investments (cost $298,963,007)			100.2%		298,963,007

Liabilities, Less Cash and Receivables			(.2%)		(731,385)

Net Assets			100.0%		298,231,622

a Variable rate demand note—rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	71.3
AAA,AA,Ab		Aaa,Aa,Ab		AAA,AA,Ab	11.1
Not Rated[c]		Not Rated[c]		Not Rated[c]	17.6
					100.0

† Based on total investments.

b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	298,963,007	298,963,007
Cash		545,039
Interest receivable		704,610
Prepaid expenses		15,416
		300,228,072

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		116,403
Payable for shares of Beneficial Interest redeemed		1,831,986
Accrued expenses		48,061
		1,996,450

Net Assets ($)		298,231,622

Composition of Net Assets ($):
Paid-in capital		298,227,433
Accumulated net realized gain (loss) on investments		4,189

Net Assets ($)		298,231,622

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		298,227,433
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS Year Ended November 30, 2008

Investment Income ($):
Interest Income	7,448,223
Expenses:
Management fee—Note 2(a)	1,444,387
Professional fees	66,633
Shareholder servicing costs—Note 2(b)	61,821
Custodian fees—Note 2(b)	38,140
Trustees’ fees and expenses—Note 2(c)	21,074
Treasury insurance expense—Note 1(e)	20,635
Registration fees	14,189
Prospectus and shareholders’ reports	11,273
Miscellaneous	30,677
Total Expenses	1,708,829
Less—reduction in fees due to earnings credits—Note 1(b)	(42,647)
Net Expenses	1,666,182
Investment Income—Net	5,782,041

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	4,189
Net Increase in Net Assets Resulting from Operations	5,786,230

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2008	2007

Operations ($):
Investment income—net	5,782,041	6,570,320
Net realized gain on investments	4,189	1,561
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,786,230	6,571,881

Dividends to Shareholders from ($):
Investment income—net	(5,783,602)	(6,570,320)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	1,053,593,123	748,407,263
Dividends reinvested	5,701,037	6,511,680
Cost of shares redeemed	(997,175,065)	(718,985,056)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	62,119,095	35,933,887
Total Increase (Decrease) in Net Assets	62,121,723	35,935,448

Net Assets ($):
Beginning of Period	236,109,899	200,174,451
End of Period	298,231,622	236,109,899

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

				Two Months Ended	Year Ended
	Year Ended November 30,			November 30,	September 30,

	2008	2007	2006	2005[a]	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.020	.031	.028	.004	.015	.004
Distributions:
Dividends from
investment
income—net	(.020)	(.031)	(.028)	(.004)	(.015)	(.004)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.06	3.15	2.87	2.21[b]	1.51	.44

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.59	.61	.61	.66[b]	.64	.71
Ratio of net expenses
to average net assets	.58	.61	.61	.66[b]	.64	.71[c]
Ratio of net investment
income to average
net assets	2.00	3.10	2.83	2.19[b]	1.68	.44

Net Assets,
end of period
($ x 1,000)	298,232	236,110	200,174	181,747	185,021	75,038

a	The fund changed its fiscal year end from September 30 to November 30.

b	Annualized.

c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	298,963,007
Level 3—Significant Unobservable Inputs	0
Total	298,963,007

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended November 30, 2008.

As of and during the period ended November 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended November 30, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2008, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2008 and November 30, 2007 were as follows: tax exempt income $5,782,041 and $6,570,320 and long-term capital gains $1,561 and $0, respectively.

During the period ended November 30, 2008, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $1,561 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended November 30, 2008, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2008, the fund was charged $33,107 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2008, the fund was charged $17,356 pursuant to the transfer agency agreement.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions.During the period ended November 30,2008,the fund was charged $1,419 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2008, the fund was charged $38,140 pursuant to the custody agreement.

During the period ended November 30, 2008, the fund was charged $6,086 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $111,137, chief compliance officer fees $2,466 and transfer agency per account fees $2,800.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Pennsylvania Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus Pennsylvania Municipal Money Market Fund, including the statement of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Pennsylvania Municipal Money Market Fund at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal period ended November 30, 2008 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are Pennsylvania residents, Pennsylvania personal income taxes), except $1,561 of exempt-interest dividends that is being designated as a long-term capital gain distribution for reporting purposes. As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2008 calendar year on Form 1099-INT,which will be mailed by January 31, 2009.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information.The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data,

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance as well as comparisons of total return performance among the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also was selected by Lipper, all for various periods ended August 31, 2008.The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of August 31, 2008. There were only three other funds in the Expense Group, and the Board noted that the fund’s contractual management fee was one basis point higher than the Expense Group median and that the fund’s actual management fee was higher than the Expense Group and Expense Universe medians. The Board also noted that the fund’s total expense ratio was the lowest in the Expense Group and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund was the top ranked fund for total return in the Performance Group for each reported time period up to 4 years, and was the second ranked fund for total return in the Performance Group for each longer-term reported time period.The Board also noted that the fund’s total return was higher than the Performance Universe median for each reported time period up to 5 years, while lower than the Performance Universe median for the 10-year period.

Representatives of the Manager noted that there were no similarly managed mutual funds, institutional separate accounts, or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies and, as to mutual funds only, reported in the same Lipper category, as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range deter-

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

mined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

NOTES

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,027 in 2007 and $34,017 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2007 and $10,398 in 2008. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,541in 2007 and $3,273 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2007 and $88 in 2008. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,890,737 in 2007 and $9,452,992 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)